Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Non-Controlling Interest [Abstract]
Schedule of controlling and non-controlling interest
	2022	2021

Balance at beginning of year	$41,161	$36,010
Share of profits and losses for the year	(1,612)	1,659
Share of translation effects of foreign subsidiaries	(1,902)	3,492
Balance at the end of the year	$37,647	$41,161